Related parties - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short-term benefits	R$ 35,263	R$ 7,631	R$ 8,060
Benefits, such as vehicle use, reimbursement, travel, and others	R$ 833	172	R$ 199
Payments of long-term benefits		0
Payments of termination of employment contracts		0
Payments of share-based remuneration		R$ 0